PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Post-employment health care benefit cost - Plan Assets (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Corporate obligations
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Fixed income instruments	Rp 99	Rp 69
Percentage of companies share in total plan assets	0.74%	0.55%
Post-employment health care benefit cost
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Percentage of companies share in total plan assets	1.89%	1.72%
Actual return on plan asset	Rp 1,397	Rp 270
Post-employment health care benefit cost | Level 1
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Cash and cash equivalents	700	375
Equity-based mutual fund	326	313
Total	12,732	12,118
Post-employment health care benefit cost | Unquoted
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Private placement	535	507
Total	535	507
Post-employment health care benefit cost | Financials | Level 1
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Equity instruments	983	1,070
Post-employment health care benefit cost | Consumer non-cyclicals | Level 1
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Equity instruments	300	78
Post-employment health care benefit cost | Basic material | Level 1
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Equity instruments	276	197
Post-employment health care benefit cost | Infrastructure | Level 1
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Equity instruments	500	517
Post-employment health care benefit cost | Energy | Level 1
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Equity instruments	238	164
Post-employment health care benefit cost | Technology | Level 1
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Equity instruments	62	43
Post-employment health care benefit cost | Industrials | Level 1
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Equity instruments	296	242
Post-employment health care benefit cost | Consumer cyclicals | Level 1
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Equity instruments	95	355
Post-employment health care benefit cost | Properties and real estate | Level 1
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Equity instruments	79	96
Post-employment health care benefit cost | Healthcare | Level 1
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Equity instruments	99	118
Post-employment health care benefit cost | Transportation and logistic | Level 1
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Equity instruments	3	4
Post-employment health care benefit cost | Government obligations | Level 1
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Fixed income instruments	2,321	1,837
Post-employment health care benefit cost | Corporate obligations | Level 1
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Fixed income instruments	447	196
Post-employment health care benefit cost | Fixed income mutual funds | Level 1
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Fixed income instruments	5,972	6,484
Post-employment health care benefit cost | Exchange Traded Fund ("ETF") | Level 1
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Fixed income instruments	35	24
Post-employment health care benefit cost | Index mutual funds | Level 1
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Fixed income instruments		5
Series B shares | Post-employment health care benefit cost
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Equity instruments	Rp 251	Rp 217